Business Combinations - Summary of Purchase Price allocation (Parenthetical) (Detail) $ in Thousands	Jan. 31, 2017 USD ($)
Ibibo Group
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 19,988